Statement of compliance and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
The table below lists the Company’s wholly-owned subsidiaries:

These consolidated financial statements include the accounts of Enthusiast Gaming Holdings Inc. and its wholly-owned subsidiaries. The accounts of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The table below lists the Company’s wholly-owned subsidiaries:

Name of Subsidiary	Jurisdiction	Functional Currency	Accounting Method

Aquilini GameCo Inc.	Canada	Canadian dollars	Consolidation
GameCo eSports USA Inc.	USA	U.S. dollars	Consolidation
Luminosity Gaming Inc.	Canada	Canadian dollars	Consolidation
Luminosity Gaming (USA) LLC	USA	U.S. dollars	Consolidation
Enthusiast Gaming Properties Inc.	Canada	Canadian dollars	Consolidation
Enthusiast Gaming Inc.	Canada	U.S. dollars	Consolidation
Enthusiast Gaming Live Inc.	Canada	Canadian dollars	Consolidation
Enthusiast Gaming Media Inc.	Canada	Canadian dollars	Consolidation
Enthusiast Gaming Media (US) Inc.	USA	U.S. dollars	Consolidation
Tabwire LLC	USA	U.S. dollars	Consolidation
GameKnot LLC	USA	U.S. dollars	Consolidation
Addicting Games, Inc.	USA	U.S. dollars	Consolidation
TeachMe, Inc.	USA	U.S. dollars	Consolidation
Outplayed, Inc.	USA	U.S. dollars	Consolidation
Enthusiast Gaming Media Holdings Inc.	Canada	Canadian dollars	Consolidation
Enthusiast Gaming Media II Holdings Inc.	Canada	Canadian dollars	Consolidation
Enthusiast Gaming Media III Holdings Inc.	Canada	U.S. dollars	Consolidation
Enthusiast Gaming (TSR) Inc.	Canada	U.S. dollars	Consolidation
Hexagon Games Corp.	Canada	Canadian dollars	Consolidation
Enthusiast Gaming (PG) Inc.	Canada	Canadian dollars	Consolidation
Steel Media Limited	England and Wales	UK Pound Sterling	Consolidation
Omnia Media Inc.	USA	U.S. dollars	Consolidation
Vedatis SAS	France	Euro	Consolidation